INCOME TAXES	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
3.	INCOME TAXES

Income is subject to tax in the various countries in which the Group operates.

No income tax arose in the United States of America in any of the periods presented.

The Company is not taxed in the British Virgin Islands.

The Group's operating subsidiaries, other than Nissin Metal and Plastic (Shenzhen) Company Limited ("Nissin Shenzhen"), are all incorporated in Hong Kong and are subject to Hong Kong taxation on income derived from their activities conducted in Hong Kong. Hong Kong Profits Tax has been calculated at 16.5% of the estimated assessable profit for the years ended March 31, 2012, 2013 and 2014.

Nissin Shenzhen, which is established and operated in China, are subject to the uniform income tax rate of 25% in China.

The Group's manufacturing operations are conducted mainly in Long Hua, Shenzhen during the years ended March 31, 2012, 2013 and 2014.

The manufacturing operations of Nissin Precision Metal Manufacturing Limited ("Nissin HK") and Hi-Lite Camera Company Limited ("Hi-lite") in Long Hua, Shenzhen are conducted pursuant to agreements entered into between certain China companies set up by the local government and the Shenzhen City Baoan District Foreign Economic Development Head Group and its designees (collectively, the "BFDC") (the agreements, collectively the "BFDC Agreements").

Under the BFDC Agreements, the Group (excluding Nissin Shenzhen) is not considered by local tax authorities to be doing business in China; accordingly, the activities of the Group (excluding Nissin Shenzhen) in China have not been subject to local taxes. The BFDC are responsible for paying taxes they incur as a result of their operations under the BFDC Agreements.

As part of the manufacturing operations of the Group (excluding Nissin Shenzhen) are carried out in China under the BFDC Agreements, in accordance with the Hong Kong Inland Revenue Departmental Interpretation and Practice Note No. 21, 50% of the related income for the year arising in Hong Kong is not subject to Hong Kong profits tax. The calculation of Hong Kong Profits Tax has been determined based on such tax relief.

The components of income (loss) before income taxes are as follows:

	Year ended March 31,
	2012	2013	2014
	$	$	$

Hong Kong	779	366	649
China	(409)	45	118
	370	411	767

The provision for income taxes consists of the following:

	Year ended March 31,
	2012	2013	2014
	$	$	$

Hong Kong
Current tax	179	68	155
Deferred tax	7	(121)	(15)

	186	(53)	140

China
Current tax	-	16	32

A reconciliation between the provision for income taxes computed by applying the Hong Kong profits tax rate to profit before income taxes, the actual provision for income taxes is as follows:

	Year ended March 31,
	2012	2013	2014
	%	%	%

Profits tax rate in Hong Kong	16.5	16.5	16.5
Non-deductible items/non-taxable income	68.3	5.9	10.3
Changes in valuation allowances	0.3	(31.6)	(4.4)
Under(over)provision of profits tax in prior year	1.4	(0.5)	(2.0)
Effect of different tax rate of subsidiaries operating in other jurisdictions	(36.3)	(3.9)	(2.7)
Other	0.1	4.6	4.6

Effective tax rate	50.3	(9.0)	22.3

Deferred income tax (assets) liabilities are as follows:

	As of March 31,
	2013	2014
	$	$

Deferred tax liability:
Property, plant and equipment	72	48

Deferred tax asset:
Tax loss carryforwards	(818)	(807)
Valuation allowance	805	803

Total net deferred tax asset	(13)	(4)

Net deferred tax liability	59	44

Movement of valuation allowances are as follows:

	Year ended March 31,
	2012	2013	2014
	$	$	$

At the beginning of the year	766	767	805
Changes in prior year tax losses carry forward	-	168	32
Current year addition (reduction)	1	(130)	(34)

At the end of the year	767	805	803

A valuation allowance has been provided on the deferred tax asset because the Group believes that it is not more likely than not that the asset will be realized. As of March 31, 2013 and 2014, a valuation allowance was provided for the deferred tax asset relating to the future benefit of net operating loss carryforward as the management determined that the utilization of those net operating loss carryforward is not more likely than not. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowance will be made when those events occur.

As of March 31, 2013 and 2014, tax losses amounting to approximately $4,959 and $4,893, respectively may be carried forward indefinitely.

As of March 31, 2013 and 2014, the Group's China subsidiary had no tax loss that would expire five years from respective financial years incurring the losses.

Uncertainties exist with respect to how China's current income tax law applies to the Group's overall operations, and more specifically, with regard to tax residency status. China's Enterprise Income Tax ("EIT") Law includes a provision specifying that legal entities organized outside of the China will be considered residents for China income tax purposes if their place of effective management or control is within China. The Implementation Rules to the EIT Law provides that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within China. The Company does not believe that its legal entities organized outside of China should be treated as residents for the EIT Law's purposes. Because substantially all of the Company's revenues on a consolidated basis are generated in China, and the Company's legal entities organized outside of China does not generate any taxable income on a standalone basis, even if one or more of the Company's legal entities organized outside of China were characterized as China tax residents, the Company does not expect any significant adverse impact on the Company's consolidated results of operations.

The Group has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. Based on the evaluation by the Group, it was concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements.

The Group classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax provisions; however, as of March 31, 2013 and 2014, there is no interest and penalties related to uncertain tax positions, and the Group has no material unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months. The fiscal years 2007 to 2014 remain subject to examination by the Hong Kong tax authority.